UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21102

Helios Strategic Mortgage Income Fund, Inc.

(Exact name of registrant as specified in charter)

Three World Financial Center, 200 Vesey Street, 10th Floor, New York, NY 10281-1010

(Address of principal executive offices) (Zip code)

Steven M. Pires, Three World Financial Center, 200 Vesey Street, New York, NY 10281-1010

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-497-3746

Date of fiscal year end: November 30, 2009

Date of reporting period: August 31, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Item 1. Schedule of Investments

HELIOS STRATEGIC MORTGAGE INCOME FUND, INC.

Portfolio of Investments (Unaudited)

August 31, 2009

	Interest Rate	Maturity	Principal Amount (000s)	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 45.2%
U.S. Government Agency Pass-Through Certificates - 37.8%
Federal Home Loan Mortgage Corporation
Pool C69047 [8]	7.00%	06/01/32	$596	$652,775
Pool H01847 [8]	7.00	09/01/37	2,664	2,864,515
Pool G01466 [8]	9.50	12/01/22	578	646,701
Pool 555559	10.00	03/01/21	414	461,676
Federal National Mortgage Association	4.50	TBA	2,500	2,513,280
Pool 753914 [8]	5.50	12/01/33	4,590	4,807,903
Pool 761836 [8]	6.00	06/01/33	2,048	2,176,790
Pool 948362 [8]	6.50	08/01/37	3,907	4,170,790
Pool 650131	7.00	07/01/32	1,051	1,155,726
Pool 887431	7.50	08/01/36	304	329,961
Pool 398800	8.00	06/01/12	175	185,163
Pool 636449 [8]	8.50	04/01/32	1,159	1,318,430
Pool 458132 [8]	9.42	03/15/31	850	958,471

Total U.S. Government Agency Pass-Through Certificates
(Cost - $21,336,095)				22,242,181

U.S. Treasury Obligations - 7.4%
United States Treasury Notes 9
(Cost - $3,927,485)	4.50	05/15/17	4,000	4,361,564

Total U.S. GOVERNMENT & AGENCY OBLIGATIONS
(Cost - $25,263,580)				26,603,745

ASSET-BACKED SECURITIES - 28.4%
Housing Related Asset-Backed Securities - 27.3%
ACE Securities Corp.
Series 2006-HE1, Class A2B [2,4,13]	0.40	02/25/36	74	72,533
Argent Securities Inc.
Series 2006-W5, Class A2B [2,4,13]	0.37	06/25/36	29	24,544
Asset-Backed Funding Certificates
Series 2005-AQ1, Class B1 [1,3,5]	5.75/6.25	06/25/35	993	52,372
Series 2005-AQ1, Class B2 [1,3,5]	5.75/6.25	06/25/35	1,050	29,784
Asset-Backed Securities Corp. Home Equity
Series 2006-HE3, Class A4 [2,4,13]	0.44	03/25/36	456	280,545
Series 2005-HE5, Class A1A [2,4,13]	0.54	06/25/35	1,250	1,214,782
Bear Stearns Asset-Backed Securities Trust
Series 2006-EC1, Class A2 [2,4,13]	0.49	12/25/35	448	424,003
Carrington Mortgage Loan Trust
Series 2006-FRE2, Class A2 [2,4,13]	0.39	10/25/36	726	596,993
Credit-Based Asset Servicing and Securitization LLC
Series 2005-CB8, Class AF2 [3,13]	5.30/5.80	12/25/35	314	283,872
Countrywide Asset-Backed Certificates
Series 2006-26, Class 2A1 [2,4,13]	0.35	06/25/37	25	24,092
Fieldstone Mortgage Investment Corp.
Series 2006-3, Class 2A3 [2,4,13]	0.43	11/25/36	1,105	353,231
Fremont Home Loan Trust
Series 2006-B, Class 2A2 [2,4,13]	0.37	08/25/36	131	81,990
Green Tree
Series 2008-MH1, Class A3 [1,5]	8.97	04/25/38	1,427	1,447,019
GSAMP Trust
Series 2006-HE5, Class A2B [2,4,13]	0.37	08/25/36	245	208,327

HSI Asset Securitization Corp. Trust
Series 2006-HE2, Class 2A1 [2,4,13]	0.32	12/25/36	353	234,378
IXIS Real Estate Capital Trust
Series 2006-HE3, Class A2 [2,4,13]	0.37	01/25/37	1,199	851,057
Series 2006-HE1, Class A3 [2,4,13]	0.47	03/25/36	197	169,173

See Notes to Portfolios of Investments and Notes to Financial Statements.

HELIOS STRATEGIC MORTGAGE INCOME FUND, INC.

Portfolio of Investments (Unaudited)

August 31, 2009

	Interest Rate	Maturity	Principal Amount (000s)	Value
ASSET-BACKED SECURITIES (continued)
JP Morgan Mortgage Acquisition Corp.
Series 2006-HE2, Class A3 [2,4,13]	0.38%	07/25/36	$908	$826,978
Series 2007-CH1, Class AF1B [3,13]	5.94/6.44	11/25/36	75	72,841
Long Beach Mortgage Loan Trust
Series 2005-3, Class 2A2 [2,4,13]	0.55	08/25/45	367	339,691
Merrill Lynch First Franklin Mortgage Loan Trust
Series 2007-2, Class A2A [2,4,13]	0.38	05/25/37	691	659,537
Mid-State Trust
Series 2004-1, Class M2	8.11	08/15/37	1,035	942,957
Morgan Stanley Capital Inc.
Series 2006-HE6, Class A2B [2,4,13]	0.37	09/25/36	665	485,703
Series 2006-WMC2, Class A2C [2,4,13]	0.42	07/25/36	2,010	592,950
Series 2006-HE1, Class A3 [2,4,13]	0.45	01/25/36	824	667,387
Option One Mortgage Loan Trust
Series 2006-2, Class 2A2 [2,4,13]	0.37	07/25/36	1,018	814,578
Series 2005-4, Class A3 [2,4,13]	0.53	11/25/35	1,194	1,002,762
Residential Asset Securities Corp.
Series 2005-KS12, Class A2 [2,4,13]	0.52	01/25/36	973	822,957
Series 2006-KS7, Class A2 [2,4,13]	0.37	09/25/36	113	107,408
Securitized Asset-Backed Receivables LLC Trust
Series 2005-FR5, Class A1A [2,4,13]	0.56	08/25/35	446	416,552
Series 2005-HE1, Class A1A [1,2,4,5,13]	0.57	10/25/35	266	259,168
Specialty Underwriting & Residential Finance
Series 2006-BC3, Class A2B [2,4,13]	0.36	06/25/37	709	642,997
Series 2006-AB2, Class A2B [2,4,13]	0.37	06/25/37	44	43,706
Structured Asset Investment Loan Trust
Series 2005-8, Class A3 [2,4,13]	0.53	10/25/35	449	440,684
Structured Asset Securities Corp.
Series 2006-BC3, Class A2 [2,4,13]	0.32	10/25/36	352	328,519
Washington Mutual Asset-Backed Certificates
Series 2006-HE5, Class 2A1 [2,4,13]	0.33	10/25/36	343	256,271

Total Housing Related Asset-Backed Securities
(Cost - $21,015,009)				16,072,341

Non-Housing Related Asset-Backed Securities - 1.1%
Airplanes Pass Through Trust
Series 1R, Class A8 [2,4]
(Cost - $696,795)	0.65	03/15/19	718	638,899

Total ASSET-BACKED SECURITIES
(Cost - $21,711,804)				16,711,240

COMMERCIAL MORTGAGE-BACKED SECURITIES - 13.8%
Banc of America Commercial Mortgage, Inc.
Series 2007-2, Class L [1,5]	5.37	04/10/49	1,127	53,708
Series 2006-1, Class J [1,2,5]	5.78	09/10/45	1,000	90,778
Series 2007-2, Class K [1,2,5]	5.88	04/10/49	3,000	153,372
Bear Stearns Commercial Mortgage Securities
Series 2006-PW13, Class K [1,5]	5.26	09/11/41	347	31,018
Series 2006-PW11, Class H [1,2,5]	5.62	03/11/39	1,100	141,922
Series 2006-PW13, Class H [1,2,5]	6.23	09/11/41	2,450	273,173
Series 1999-C1, Class D	6.53	02/14/31	2,500	1,744,683
Citigroup/Deutsche Bank Commercial Mortgage Trust
Series 2006-CD2, Class J [1,2,5]	5.65	01/15/46	1,000	70,787

Credit Suisse Mortgage Capital Certificates
Series 2006-C4, Class L [1,5]	5.15	09/15/39	513	19,828
Series 2006-C4, Class M [1,5]	5.15	09/15/39	565	21,838
Series 2006-C1, Class K [1,2,5]	5.73	02/15/39	2,358	216,792
Series 2006-C4, Class K [1,2,5]	6.29	09/15/39	2,970	124,978

See Notes to Portfolios of Investments and Notes to Financial Statements.

HELIOS STRATEGIC MORTGAGE INCOME FUND, INC.

Portfolio of Investments (Unaudited)

August 31, 2009

	Interest Rate	Maturity	Principal Amount (000s)	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
GE Capital Commercial Mortgage Corp.
Series 2002-2A, Class G [1,5]	6.04%	08/11/36	$3,000	$2,166,624
Series 2002-2A, Class H [1,5]	6.31	08/11/36	2,000	1,234,330
GMAC Commercial Mortgage Securities
Series 2006-C1, Class G [1,2,5]	5.61	11/10/45	2,500	200,000
JP Morgan Chase Commercial Mortgage Securities
Series 2003-LN1, Class G [1,2,5]	5.65	10/15/37	1,600	539,376
Series 2006-CB14, Class H [1,2,5]	5.72	12/12/44	1,211	110,216
Series 2007-LD11, Class K [1,2,5]	6.01	06/15/49	1,879	132,248
JP Morgan Mortgage Trust
Series 2007-CB18, Class G [1,2,5]	5.92	06/12/47	600	38,845
Morgan Stanley Capital I
Series 2004-HQ4, Class G [1,2,5]	5.53	04/14/40	1,000	286,157
Wachovia Bank Commercial Mortgage Trust
Series 2007-C31, Class L [1,5]	5.13	04/15/47	1,788	82,384
Series 2005-C16, Class H [1,2,5]	5.54	10/15/41	2,000	406,394

Total COMMERCIAL MORTGAGE-BACKED SECURITIES
(Cost - $34,750,632)				8,139,451

NON-AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES - 14.9%
Subordinated Collateralized Mortgage Obligations - 14.9%
American Home Mortgage Investment Trust
Series 2005-2, Class 5A3 [3]	5.08/5.58	09/25/35	446	437,043
Banc of America Alternative Loan Trust
Series 2004-3, Class 30B4	5.50	04/25/34	945	42,247
Series 2004-3, Class 30B5	5.50	04/25/34	412	8,797
Banc of America Funding Corp.
Series 2005-2, Class B4 [2]	5.66	04/25/35	825	103,359
Series 2005-2, Class B5 [2]	5.66	04/25/35	499	61,682
Bank of America Mortgage Securities, Inc.
Series 2004-A, Class B4 [2]	5.32	02/25/34	933	153,177
Series 2003-10, Class 1B4	5.50	01/25/34	491	302,500
Series 2002-10, Class 1B3	6.00	11/25/32	1,202	880,634
Series 2007-4, Class B3 [2]	6.19	12/28/37	243	10,522
Cendant Mortgage Corp.
Series 2002-4, Class B1	6.50	07/25/32	1,938	1,846,862
Series 2002-4, Class B2	6.50	07/25/32	775	718,519
Series 2002-4, Class B3	6.50	07/25/32	452	409,014
Series 2002-4, Class B4	6.50	07/25/32	258	233,753
Series 2002-4, Class B5	6.50	07/25/32	194	170,631
Series 2002-4, Class B6 [1,5,6]	6.50	07/25/32	258	122,111
Conseco Finance Securitizations Corp.
Series 2001-4, Class A4	7.36	09/01/33	181	179,437
Countrywide Alternative Loan Trust
Series 2006-0C8, Class 2A2A [2,4]	0.39	11/25/36	780	376,532
Countrywide Home Loans
Series 2003-J13, Class B3 [2,6]	5.23	01/25/34	338	113,073
Series 2003-J13, Class B5 [2]	5.23	01/25/34	203	6,090
Series 2007-11, Class B2	6.00	08/25/37	337	3,543
Series 2007-17, Class B1 [2]	6.20	10/25/37	562	33,151
First Horizon Alternative Mortgage Securities
Series 2005-AA6, Class B4 [2]	5.22	08/25/35	27	68

First Horizon Mortgage Pass-Through Trust
Series 2005-4, Class B4 [1,2,5]	5.45	07/25/35	397	17,846
Series 2005-5, Class B4 [1,2,5]	5.46	10/25/35	565	14,134
GSR Mortgage Loan Trust
Series 2004-5, Class 3A2 [2]	4.68	05/25/34	372	359,553

See Notes to Portfolios of Investments and Notes to Financial Statements.

HELIOS STRATEGIC MORTGAGE INCOME FUND, INC.

Portfolio of Investments (Unaudited)

August 31, 2009

	Interest Rate	Maturity	Principal Amount (000s)	Value
NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES (continued)
Harborview Mortgage Loan Trust
Series 2005-1, Class B4 [1,2,4,5]	2.03%	03/19/35	$408	$17,143
Series 2005-2, Class B4 [1,2,4,5]	2.03	05/19/35	974	4,870
Series 2005-9, Class B11 [1,2,4,5]	2.02	06/20/35	459	36,752
JP Morgan Alternative Loan Trust
Series 2006-S1, Class 3A1A 2	5.35	03/25/36	118	116,520
JP Morgan Mortgage Trust
Series 2003-A1, Class B4 [2,6]	4.44	10/25/33	527	97,981
RAAC Series
Series 2005-SP1, Class M3 [2]	5.51	09/25/34	300	84,575
Residential Funding Mortgage Securities I, Inc.
Series 2004-S1, Class B2	5.25	02/25/34	403	68,491
Series 2003-S7, Class B2	5.50	05/25/33	266	42,162
Series 2003-S7, Class B3 [6]	5.50	05/25/33	438	54,822
Resix Finance Limited Credit-Linked Note
Series 2005-C, Class B7 [1,2,5]	3.35	09/10/37	1,880	131,625
Series 2004-C, Class B7 [1,2,5]	3.75	09/10/36	923	212,194
Series 2006-C, Class B9 [1,2,5]	4.42	07/15/38	1,489	38,407
Series 2004-B, Class B8 [1,2,5]	5.00	02/10/36	711	182,515
Series 2003-CB1, Class B8 [1,2,5]	7.00	06/10/35	576	345,337
Series 2004-B, Class B9 [1,2,5]	8.50	02/10/36	1,089	348,532
Series 2004-A, Class B10 [1,2,5]	11.75	02/10/36	435	140,302
Structured Asset Securities Corp.
Series 2005-6, Class B5 [2]	5.33	05/25/35	470	4,699
Series 2005-6, Class B6 [2]	5.33	05/25/35	310	465
Washington Mutual Mortgage Securities Corp.
Series 2005-AR2, Class B10 [1,2,4,5]	1.47	01/25/45	1,340	9,092
Series 2005-AR2, Class B9 [2],[4]	1.47	01/25/45	561	5,606
Series 2002-AR12, Class B4 [2,6]	5.20	10/25/32	66	2,294
Series 2002-AR12, Class B5 [2,6]	5.20	10/25/32	49	926
Series 2002-AR12, Class B6 [2,6]	5.20	10/25/32	82	268
Wells Fargo Mortgage-Backed Securities Trust
Series 2002-10, Class B5	6.00	06/25/32	245	228,781

Total Subordinated Collateralized Mortgage Obligations
(Cost - $24,761,414)				8,778,637

Total NON-AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES
(Cost - $24,761,414)				8,778,637

SHORT TERM INVESTMENT - 30.6%
Federal Home Loan Bank Discount Notes [7]
(Cost - $18,000,000)	0.81	09/01/09	18,000	18,000,000
Total Investments - 132.9%
(Cost - $124,487,430)				78,233,073
Liabilities in Excess of Other Assets - (32.9)%				(19,392,462)

NET ASSETS - 100.0%				58,840,611

See Notes to Portfolios of Investments and Notes to Financial Statements.

HELIOS FUNDS

Notes to Portfolios of Investments (Unaudited)

August 31, 2009

The following notes should be read in conjunction with the accompanying Portfolios of Investments.

1	—	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers. As of August 31, 2009, the total value of all such investments were as follows:

		Fund	Value	% of Net Assets
		Helios Strategic Mortgage Income Fund, Inc.	$9,803,971	16.66%
		Helios Total Return Fund, Inc.	33,799,916	20.56

2	—	Variable Rate Security - Interest Rate shown is the rate in effect as of August 31, 2009.

3	—	Security is a “step up” bond where the coupon increases or steps up at a predetermined date. Rates shown are current coupon and next coupon rate when security steps up.

4	—	Security is a “step up” bond where the coupon increases or steps up at a predetermined date. At that date the coupon increases to LIBOR plus a predetermined margin.

5	—	Private Placement.

6	—	Security is valued in good faith pursuant to the fair value procedures adopted by the Board of Directors. As of August 31, 2009 the total value of all such securities were:

		Fund	Value	% of Net Assets
		Helios Strategic Mortgage Income Fund, Inc.	$391,475	0.67%
		Helios Total Return Fund, Inc.	1,680,579	1.02

7	—	Zero-Coupon Note - Interest rate represents current yield to maturity.

8	—	Portion or entire principal amount delivered as collateral for swap contracts.

9	—	Portion or entire principal amount delivered as collateral for reverse repurchase agreements.

10	—	Represents a class of subordinated mortgage backed securities (First Loss Bonds) that are the first to receive credit losses on the underlying mortgage pools and will continue to receive the credit losses until the subordinated class is paid off.

11	—	Interest rate is based on the notional amount of the underlying mortgage pools.

12	—	Issuer is currently in default on its regularly scheduled interest payment.

13	—	Investment in subprime security. As of August 31, 2009, the total value of all such investments were:

		Fund	Value	% of Net Assets
		Helios Strategic Mortgage Income Fund, Inc.	$13,600,209	23.11%
		Helios Total Return Fund, Inc.	13,119,220	7.98

14	—	Company filed for Chapter 11 bankruptcy protection and has defaulted on regularly scheduled interest payments on subordinated debt. The Fund owns senior debt issued by this Company that continues to receive income payments.

TBA	—	To Be Announced.

HELIOS FUNDS

Notes to Financial Statements (Unaudited)

August 31, 2009

Valuation of Investments: Debt securities, including U. S. government securities, listed corporate bonds, other fixed income and asset-backed securities, and unlisted securities and private placement securities, are generally valued at the latest price furnished by an independent pricing service or a broker-dealer. Short-term debt securities with remaining maturities of sixty days or less are valued at cost with interest accrued or discount accreted to the date of maturity, unless such valuation, in the judgment of the Advisor’s Valuation Committee, does not represent market value.

Investments in equity securities listed or traded on any securities exchange or traded in the over-the-counter market are valued at the last quoted price as of the close of business on the valuation date. Equity securities for which no sales were reported for that date are valued at “fair value” as determined in good faith by the Advisor’s Valuation Committee. Investments in open-end registered investment companies, if any, are valued at the net asset value (“NAV”) as reported by those investment companies.

When price quotations for certain securities are not readily available, or if the available quotations are not believed to be reflective of market value by the Advisor, those securities will be valued at “fair value” as determined in good faith by the Advisor’s Valuation Committee using procedures established by and under the supervision of each Fund’s Board of Directors. There can be no assurance that a Fund could purchase or sell a portfolio security at the price used to calculate a Fund’s NAV.

Fair valuation procedures may be used to value a substantial portion of the assets of the Funds. A Fund may use the fair value of a security to calculate its NAV when, for example, (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and not resumed prior to the normal market close, (3) a portfolio security is not traded in significant volume for a substantial period, or (4) the Advisor determines that the quotation or price for a portfolio security provided by a broker-dealer or independent pricing service is inaccurate.

The “fair value” of securities may be difficult to determine and thus judgment plays a greater role in the valuation process. The fair valuation methodology may include or consider the following guidelines, as appropriate: (1) evaluation of all relevant factors, including but not limited to, pricing history, current market level, supply and demand of the respective security; (2) comparison to the values and current pricing of securities that have comparable characteristics; (3) knowledge of historical market information with respect to the security; (4) other factors relevant to the security which would include, but not be limited to, duration, yield, fundamental analytical data, the Treasury yield curve, and credit quality.

The values assigned to fair valued investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations. Imprecision in estimating fair value can also impact the amount of unrealized appreciation or depreciation recorded for a particular portfolio security and differences in the assumptions used could result in a different determination of fair value, and those differences could be material.

The Funds have adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), effective August 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed

HELIOS FUNDS

Notes to Financial Statements (Unaudited)

August 31, 2009

based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

• Level 1 –	quoted prices in active markets for identical investments

• Level 2 –	quoted prices in markets that are not active or other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2009 in valuing the Funds’ investments carried at fair value:

Helios Strategic Mortgage Income Fund, Inc.

Assets	U.S. Government & Agency Obligations	Asset-Backed Securities	Commercial Mortgage- Backed Securities	Non-Agency Residential Mortgage-Backed Securities	Short Term Investments	Total
Description:
Level 1 - Quoted Prices	$—	$—	$—	$—	$—	$—
Level 2 - Quoted Prices in Inactive Markets or Other Significant Observable Inputs	26,603,745	—	—	—	18,000,000	44,603,745
Level 3 - Significant Unobservable Inputs	—	16,711,240	8,139,451	8,778,637	—	33,629,328

Total	$26,603,745	$16,711,240	$8,139,451	$8,778,637	$18,000,000	$78,233,073

Liabilities	Other Financial Instruments*	Total
Description:
Level 1 - Quoted Prices	$—	$—
Level 2 - Quoted Prices in Inactive Markets or Other Significant Observable Inputs	—	—
Level 3 - Significant Unobservable Inputs	(13,314,145)	(13,314,145)

Total	$(13,314,145)	$13,314,145)

HELIOS FUNDS

Notes to Financial Statements (Unaudited)

August 31, 2009

The following is a reconciliation of assets of which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities	Asset-Backed Securities	Commercial Mortgage Backed Securities	Non-Agency Residential Mortgage Backed Securities	Total
Balance as of November 30, 2008	$21,231,063	$9,177,118	$10,155,891	$40,564,072
Accrued Discounts/Premiums	191,871	120,787	156,493	469,151
Realized Gain/ Loss	283,305	139,497	(2,226,701)	(1,803,899)
Change in Unrealized Appreciation (Depreciation)	356,314	890,487	8,396,364	9,643,165
Net Purchases (Sales)	(5,351,313)	(2,188,438)	(7,703,410)	(15,243,161)
Net transfers in and/or out of Level 3	—	—	—	—

Balance as of August 31, 2009	$16,711,240	$8,139,451	$8,778,637	$33,629,328

The following is a reconciliation of liabilities of which significant unobservable inputs (Level 3) were used in determining fair value:

Other Financial Instruments*
Balance as of November 30, 2008	$(23,511,811)
Accrued Discounts/Premiums	—
Realized Gain/ Loss	(11,937,555)
Change in Unrealized Appreciation (Depreciation)	10,197,666
Net Termination Payments	11,937,555
Net transfers in and/or out of Level 3	—

Balance as of August 31, 2009	$(13,314,145)

	Investments in securities	Other Financial Instruments*
Change in Unrealized gains or losses relating to assets still held at reporting date	$5,486,011	$(881,850)

Helios Total Return Fund, Inc.

Assets	U.S. Government & Agency Obligations	Asset-Backed Securities	Commercial Mortgage- Backed Securities	Non-Agency Residential Mortgage-Backed Securities	Interest Only Securities	High Yield Corporate Bonds	Total
Description:
Level 1 - Quoted Prices	$—	$—	$—	$—	$—	$—	$—
Level 2 - Quoted Prices in Inactive Markets or Other Significant Observable Inputs	88,794,036	—	—	—	35,787	24,034,591	112,864,414
Level 3 - Significant Unobservable Inputs	—	36,521,560	16,626,023	12,368,275	8,101,686	5,563,772	79,181,316

Total	$88,794,036	$36,521,560	$16,626,023	$12,368,275	$8,137,473	$29,598,363	$192,045,730

HELIOS FUNDS

Notes to Financial Statements (Unaudited)

August 31, 2009

Liabilities	Other Financial Instruments*	Total
Description:
Level 1 - Quoted Prices	$—	$—
Level 2 - Quoted Prices in Inactive Markets or Other Significant Observable Inputs	—	—
Level 3 - Significant Unobservable Inputs	(4,253,693)	(4,253,693)

Total	$(4,253,693)	$(4,253,693)

The following is a reconciliation of assets of which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities	U.S. Government & Agency Obligations	Asset-Backed Securities	Commercial Mortgage Backed Securities	Non-Agency Residential Mortgage Backed Securities	Interest Only Securities	High Yield Corporate Bonds	Total
Balance as of November 30, 2008	$1,344,761	$39,843,087	$24,692,772	$7,617,085	$7,191,956	$20,409,839	$101,099,500
Accrued Discounts/Premiums	(7,394)	357,033	287,803	630,485	(1,116,918)	3,158	154,167
Realized Gain/Loss	(8,472)	(965,113)	456,951	(3,119,083)	(229,209)	(911,578)	(4,776,504)
Change in Unrealized Appreciation (Depreciation)	8,588	3,272,281	1,912,776	11,787,713	2,283,895	2,365,785	21,631,038
Net Purchases (Sales)	7,278	(5,985,728)	(10,724,279)	(4,547,925)	11,896	(1,808,017)	(23,046,775)
Net transfers in and/or out of Level 3	(1,344,761)	—	—	—	(39,934)	(14,495,415)	(15,880,110)

Balance as of August 31, 2009	$—	$36,521,560	$16,626,023	$12,368,275	$8,101,686	$5,563,772	$79,181,316

The following is a reconciliation of liabilities of which significant unobservable inputs (Level 3) were used in determining fair value:

Other Financial Instruments*
Balance as of November 30, 2008	$(16,338,312)
Accrued Discounts/ Premiums	—
Realized Gain/ Loss	(13,690,659)
Change in Unrealized Appreciation (Depreciation)	12,084,619
Net Termination Payments	13,690,659
Net transfers in and/or out of Level 3	—

Balance as of August 31, 2009	$(4,253,693)

	Investments in securities	Other Financial Instruments*
Change in Unrealized gains or losses relating to assets still held at reporting date	$14,848,134	$(386,588)

* Other financial instruments include options, futures, forwards and swap contracts.

Federal Income Tax Basis: The federal income tax basis of the Funds’ investments at August 31, 2009 was as follows:

Fund	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
Helios Strategic Mortgage Income Fund, Inc.	$124,487,430	$1,891,150	$(48,145,507)	$(46,254,357)
Helios Total Return Fund, Inc.	270,868,399	6,137,992	(84,960,661)	(78,822,669)

HELIOS FUNDS

Notes to Financial Statements (Unaudited)

August 31, 2009

Reverse Repurchase Agreements: Each Fund may enter into reverse repurchase agreements with the same parties with whom it may enter into repurchase agreements. Under a reverse repurchase agreement, the Fund sells securities and agrees to repurchase them at a mutually agreed upon date and price. Under the 1940 Act, reverse repurchase agreements will be regarded as a form of borrowing by the Fund unless, at the time it enters into a reverse repurchase agreement, it establishes and maintains a segregated account with its custodian containing securities from its portfolio having a value not less than the repurchase price (including accrued interest). The Fund has established and maintained such an account for each of its reverse repurchase agreements.

Reverse repurchase agreements involve the risk that the market value of the securities retained in lieu of sale by the Fund may decline below the price of the securities the Fund has sold but is obligated to repurchase. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Fund’s obligation to repurchase the securities, and the Fund’s use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision.

At August 31, 2009, the Funds had the following reverse repurchase agreements outstanding:

Helios Strategic Mortgage Income Fund, Inc.

Face Value	Description	Maturity Amount
$4,345,426	Goldman Sachs, 0.22%, dated 08/25/09, maturity date 09/01/09	$4,345,611

	Maturity Amount, including Interest Payable	$4,345,611

	Market Value of Assets Sold Under Agreements	$4,361,564

	Weighted Average Interest Rate	0.22%

Helios Total Return Fund, Inc.

Face Value	Description	Maturity Amount
$12,236,000	Goldman Sachs, 0.40%, dated 08/20/09, maturity date 09/21/09	$12,240,351
6,082,727	Goldman Sachs, 0.22%, dated 08/25/09, maturity date 09/01/09	6,082,988
11,348,000	Credit Suisse, 0.35%, dated 08/26/09, maturity date 09/15/09	11,350,206

$29,666,727

	Maturity Amount, including Interest Payable	$29,673,545

	Market Value of Assets Sold Under Agreements	$31,142,411

	Weighted Average Interest Rate	0.34%

The average daily balances of reverse repurchase agreements outstanding for Helios Strategic Mortgage Income Fund, Inc. and Helios Total Return Fund, Inc. during the period ended August 31, 2009 were approximately $3,101,720 at a weighted average interest rate of 0.37% and $34,242,113 at a weighted average interest rate of 0.78%, respectively. The maximum amount of reverse repurchase agreements outstanding at any time during the period for Helios Strategic Mortgage Income Fund, Inc. and Helios Total Return Fund, Inc. were $10,656,656 and $46,592,940, which were 14.72% and 23.40% of total assets, respectively.

Swap agreements: The Fund may enter into swap agreements to manage its exposure to various risks. An interest rate swap agreement involves the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. A total rate of return swap agreement is a derivative contract in which one party (the receiver) receives the total return of a specific index on a notional amount of principal from a second party (the seller) in return for paying a funding cost, which is usually quoted in relation to the London Inter-Bank Offered Rate (“LIBOR”). During the life of the agreement, there are periodic exchanges of cash flows in which the index receiver pays the LIBOR based interest on the notional principal amount and receives

HELIOS FUNDS

Notes to Financial Statements (Unaudited)

August 31, 2009

(or pays if the total return is negative or spreads widen) the index total return on the notional principal amount. A credit default swap is an agreement between a protection buyer and a protection seller whereby the buyer agrees to periodically pay the seller a premium, generally expressed in terms of interest on a notional principal amount, over a specified period in exchange for receiving compensation from the seller when an underlying reference debt obligation or index of reference debt obligations is subject to one or more specified adverse credit events (such as bankruptcy, failure to pay, acceleration of indebtedness, restructuring, or repudiation/moratorium). The Funds will become protection sellers to take on credit risk in order to earn a premium. The Funds will usually enter into swaps on a net basis, i.e., the two payment streams are netted out, with the Funds receiving or paying, as the case may be, only the net amount of the two payments. Swaps are marked to market based upon quotations from market makers and the change, if any, along with an accrual for periodic payments due or owed is recorded as unrealized gain or loss in the Statement of Operations. Net payments on swap agreements are included as part of realized gain/loss in the Statement of Operations. Entering into these agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks include the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform, that there may be unfavorable changes in the fluctuation of interest rates or the occurrence of adverse credit events on reference debt obligations.

The following table sets forth the fair value of the Funds’ derivatives instruments:

Helios Strategic Mortgage Income Fund, Inc.

Derivatives Not Accounted for as Hedging Instruments Under FAS No. 133	Statement of Assets and Liabilities	Fair Value as of August 31, 2009	Average Notional Amount
Liabilities
Credit default swap contracts	Unrealized depreciation on swaps contracts	$(13,314,145)	$5,000,000

Helios Total Return Fund, Inc.

Derivatives Not Accounted for as Hedging Instruments Under FAS No. 133	Statement of Assets and Liabilities	Fair Value as of August 31, 2009	Average Notional Amount
Liabilities
Credit default swap contracts	Unrealized depreciation on swaps contracts	$(4,253,693)	$4,353,026

The following table sets forth the effect of derivative instruments on the Statement of Operations:

Helios Strategic Mortgage Income Fund, Inc.

Derivatives Not Accounted for as Hedging Instruments Under FAS No. 133	Location of Gains (Losses) on Derivatives Recognized in Income	Net Realized Gains (Losses) on Derivatives Recognized in Income	Change in Unrealized Gains (Losses) on Derivatives Recognized in Income
Futures Contracts	Futures Transactions	$179,081	$(57,220)
Credit default swap contracts	Swaps contracts	(11,937,555)	10,197,666

		$(11,758,474)	$10,140,446

Helios Total Return Fund, Inc.

Derivatives Not Accounted for as Hedging Instruments Under FAS No. 133	Location of Gains (Losses) on Derivatives Recognized in Income	Net Realized Gains (Losses) on Derivatives Recognized in Income	Change in Unrealized Gains (Losses) on Derivatives Recognized in Income
Futures Contracts	Futures Transactions	$764,060	$(279,999)
Credit default swap contracts	Swaps contracts	(13,690,659)	12,084,619

		$(12,926,599)	$11,804,620

HELIOS FUNDS

Notes to Financial Statements (Unaudited)

August 31, 2009

As of August 31, 2009, the following swap agreements for Helios Strategic Mortgage Income Fund were outstanding:

Credit Default Swaps – Sell Protection

Notional Amount(1)	Expiration Date	Description	Net Unrealized Appreciation / (Depreciation)(2)
$5,000,000	02/11/44	Agreement with JPMorgan Chase & Co. (formerly Bear, Stearns & Co.), dated 06/01/07 to receive monthly the notional amount multiplied by 2.35% and to pay only in the event of a write down, or failure to pay a principal payment or an interest shortfall on BSCMS 2007-PW15 H.	$(4,404,416)
5,000,000	01/15/49	Agreement with JPMorgan Chase & Co. (formerly Bear, Stearns & Co.), dated 06/01/07 to receive monthly the notional amount multiplied by 2.45% and to pay only in the event of a write down, or failure to pay a principal payment or an interest shortfall on CSMC 2007-C2 K.	(4,523,707)
5,000,000	11/12/49	Agreement with JPMorgan Chase & Co. (formerly Bear, Stearns & Co.), dated 06/01/07 to receive monthly the notional amount multiplied by 2.35% and to pay only in the event of a write down, or failure to pay a principal payment or an interest shortfall on MSC 2007-T25 H.	(4,386,022)

			$(13,314,145)

As of August 31, 2009, the following swap agreements for Helios Total Return Fund were outstanding:

Credit Default Swaps – Sell Protection

Notional Amount(1)	Expiration Date	Description	Net Unrealized Appreciation / (Depreciation)(2)
$5,000,000	02/15/39	Agreement with Royal Bank of Scotland, dated 08/11/06 to receive monthly the notional amount multiplied by 1.08% and pay in the event of a write down, failure to pay a principal payment or an interest shortfall on CSMC 2006 C1K.	$(4,253,693)

			$(4,253,693)

(1)	The maximum potential amount the Funds could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of the particular swap agreement.
(2)	Net unrealized depreciation when netted with upfront cash premiums paid represents the current fair value of credit derivatives and serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entities’ credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Designation of Restricted Illiquid Securities

The Funds invest in restricted securities, which are securities that may be offered for public sale without first being registered under the 1933 Act. Prior to registration, restricted securities may only be resold in transactions exempt from registration under Rule 144A under the 1933 Act, normally to qualified institutional buyers. As of August 31, 2009, the Funds held restricted securities as shown in the tables below that the Advisor has deemed illiquid pursuant to procedures adopted by the Funds’ Boards of Directors. Although recent instability in the markets has resulted in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors. The Funds do not have the right to demand that such securities be registered. These securities are valued according to the valuation procedures as stated in the Valuation of Investments footnote and are not expressed as a discount to the carrying value of a comparable unrestricted security. There are no unrestricted securities with the same maturity dates and yields for these issuers.

HELIOS FUNDS

Notes to Financial Statements (Unaudited)

August 31, 2009

Helios Strategic Mortgage Income Fund, Inc.

Restricted Securities	Interest Rate	Maturity	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Asset-Backed Funding Certificates Series 2005-AQ1, Class B1	5.75%	06/25/35	05/23/05	$920,777	$52,372	0.1%
Asset-Backed Funding Certificates Series 2005-AQ1, Class B2	5.75	06/25/35	05/23/05	980,221	29,784	0.1
Banc of America Commercial Mortgage, Inc. Series 2006-1, Class J	5.78	09/10/45	04/06/06	951,229	90,778	0.1
Banc of America Commercial Mortgage, Inc. Series 2007-2, Class K	5.88	04/10/49	05/24/07	2,637,300	153,372	0.3
Banc of America Commercial Mortgage, Inc. Series 2007-2, Class L	5.37	04/10/49	05/24/07	984,157	53,708	0.1
Bear Stearns Commercial Mortgage Securities Series 2006-PW13, Class H	6.23	09/11/41	09/13/06	2,427,698	273,173	0.5
Bear Stearns Commercial Mortgage Securities Series 2006-PW13, Class K	5.26	09/11/41	09/13/06	300,638	31,018	0.1
Cendant Mortgage Corp. Series 2002-4, Class B6	6.50	07/25/32	07/26/02	136,671	122,111	0.2
Citigroup/Deutche Bank Commercial Mortgage Trust Series 2006-CD2, Class J	5.65	01/15/46	02/27/06	939,326	70,787	0.1
Credit Suisse Mortgage Capital Certificates Series 2006-C4, Class K	6.29	09/15/39	09/21/06	2,960,080	124,978	0.2
Credit Suisse Mortgage Capital Certificates Series 2006-C4, Class L	5.15	09/15/39	09/21/06	454,883	19,828	0.0
Credit Suisse Mortgage Capital Certificates Series 2006-C4, Class M	5.15	09/15/39	09/21/06	491,117	21,838	0.0
First Horizon Mortgage Pass-Through Trust Series 2005-4, Class B4	5.45	07/25/35	06/28/05	369,761	17,846	0.0
First Horizon Mortgage Pass-Through Trust Series 2005-5, Class B4	5.46	10/25/35	09/08/05	516,615	14,134	0.0
Harborview Mortgage Loan Trust Series 2005-1, Class B4	2.03	03/19/35	02/11/05	371,698	17,143	0.0
Harborview Mortgage Loan Trust Series 2005-2, Class B4	2.03	05/19/35	03/22/05	884,108	4,870	0.0
Harborview Mortgage Loan Trust Series 2005-9, Class B11	2.02	06/20/35	10/03/07	393,244	36,752	0.1
JP Morgan Chase Commercial Mortgage Securities Series 2006-CB14, Class H	5.72	12/12/44	03/02/06	1,146,330	110,216	0.2
JP Morgan Chase Commercial Mortgage Securities Series 2007-LD11, Class K	6.01	06/15/49	06/28/07	1,634,260	132,248	0.2
JP Morgan Mortgage Trust Series 2007-CB18, Class G	5.92	06/12/47	10/11/07	503,478	38,845	0.1
Resix Finance Limited Credit-Linked Note Series 2004-A, Class B10	11.75	02/10/36	03/09/04	435,181	140,302	0.2
Resix Finance Limited Credit-Linked Note Series 2004-B, Class B8	5.00	02/10/36	05/21/04	711,006	182,515	0.3
Resix Finance Limited Credit-Linked Note Series 2004-B, Class B9	8.50	02/10/36	05/21/04	1,089,164	348,532	0.6

HELIOS FUNDS

Notes to Financial Statements (Unaudited)

August 31, 2009

Helios Strategic Mortgage Income Fund, Inc. (continued)

Restricted Securities	Interest Rate	Maturity	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Resix Finance Limited Credit-Linked Note Series 2004-C, Class B7	3.75%	09/10/36	09/23/04	$922,584	$212,194	0.4%
Resix Finance Limited Credit-Linked Note Series 2005-C, Class B7	3.35	09/10/37	09/09/05	1,880,364	131,625	0.2
Resix Finance Limited Credit-Linked Note Series 2006-C, Class B9	4.42	07/15/38	09/14/06	1,488,648	38,407	0.1
Resix Finance Limited Credit-Linked Note Series 2003-CB1, Class B8	7.00	06/10/35	12/22/04	576,234	345,337	0.6
Wachovia Bank Commercial Mortgage Trust Series 2007-C31, Class L	5.13	04/15/47	05/11/07	1,559,395	82,384	0.1
Washington Mutual Mortgage Securities Corp. Series 2005-AR2, Class B10	1.47	01/25/45	01/20/05	1,187,301	9,092	0.0

					$2,906,189	4.9%

Helios Total Return Fund, Inc.

Restricted Securities	Interest Rate	Maturity	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Asset Backed Funding Certificates Series 2005-AQ1, Class B1	5.75%	06/25/35	05/23/05	$1,841,554	$104,744	0.1%
Asset Backed Funding Certificates Series 2005-AQ1, Class B2	5.75	06/25/35	05/23/05	1,948,306	59,200	0.0
Banc of America Commercial Mortgage Trust Series 2006-2, Class J	5.48	05/10/45	06/12/06	294,977	25,582	0.0
Banc of America Commercial Mortgage Trust Series 2007-2, Class K	5.88	04/10/49	05/24/07	4,395,500	255,620	0.2
Bear Stearns Commercial Mortgage Securities Series 2006-PW13, Class H	6.23	09/11/41	09/13/06	4,045,832	455,250	0.3
Bear Stearns Commercial Mortgage Securities Series 2006-PW13, Class J	5.26	09/11/41	09/13/06	801,042	89,591	0.1
Bear Stearns Commercial Mortgage Securities Series 2006-PW13, Class K	5.26	09/11/41	09/13/06	600,409	61,947	0.0
Citigroup/Deutche Bank Commercial Mortgage Trust Series 2006-CD2, Class J	5.65	01/15/46	02/27/06	939,326	70,787	0.0
Credit Suisse First Boston Mortgage Series 2004-C5, Class J	4.65	11/15/37	12/16/04	902,977	109,121	0.1
Credit Suisse Mortgage Capital Certificates Series 2006-C4, Class K	6.29	09/15/39	09/21/06	4,933,467	208,296	0.1
Credit Suisse Mortgage Capital Certificates Series 2006-C4, Class L	5.15	09/15/39	09/21/06	606,510	26,437	0.0
Credit Suisse Mortgage Capital Certificates Series 2006-C4, Class M	5.15	09/15/39	09/21/06	655,402	29,143	0.0
Federal National Mortgage Association Series 1998-W6, Class B3	7.09	10/25/28	12/22/98	662,016	522,302	0.3
First Horizon Mortgage Pass-Through Trust Series 2005-4, Class B5	5.45	07/25/35	06/28/05	315,026	9,914	0.0

HELIOS FUNDS

Notes to Financial Statements (Unaudited)

August 31, 2009

Helios Total Return Fund, Inc. (continued)

Restricted Securities	Interest Rate	Maturity	Acquisition Date	Cost	Market Value	Percentage of Net Assets
First Horizon Mortgage Pass-Through Trust Series 2005-4, Class B6	5.45%	07/25/35	06/28/05	$96,647	$1,489	0.0%
Franchisee Loan Receivable Trust Series 1995-B, Class A	10.25	10/01/15	12/20/95	677,199	149,390	0.1
Harborview Mortgage Loan Trust Series 2005-1, Class B4	2.03	03/19/35	02/11/05	746,346	34,422	0.0
Harborview Mortgage Loan Trust Series 2005-2, Class B4	2.03	05/19/35	03/22/05	1,767,921	9,739	0.0
Harborview Mortgage Loan Trust Series 2005-9, Class B11	2.02	06/20/35	10/03/07	657,050	61,407	0.0
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2006-CB14, Class H	5.72	12/12/44	03/02/06	2,177,175	209,328	0.1
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2007-CB18, Class G	5.92	06/12/47	10/11/07	1,006,956	77,690	0.1
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2007-LD11, Class J	6.01	06/15/49	06/28/07	466,449	40,623	0.0
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2007-LD11, Class K	6.01	06/15/49	06/28/07	816,695	66,089	0.0
LB-UBS Commercial Mortgage Trust Series 2002-C2, Class L	5.68	07/15/35	06/26/02	4,845,345	2,858,147	1.7
LNR CDO V Limited Series 2007-1A, Class F	1.71	12/26/49	02/27/07	3,750,000	75,000	0.1
Merrill Lynch Mortgage Investors Trust Series 2006-AF1, Class AF2B	6.25	08/25/36	06/19/09	1,731,152	2,067,652	1.3
Morgan Stanley Capital I Series 2006-IQ11, Class J	5.53	10/15/42	05/24/06	218,768	16,354	0.0
Morgan Stanley Capital I Series 2006-T21, Class H	5.43	10/12/52	04/06/06	1,394,804	167,096	0.1
Porter Square CDO I Limited Series 1A, Class C	4.55	08/15/38	06/24/04	2,120,798	21	0.0
Resix Finance Limited Credit-Linked Notes Series 2004-A, Class B10	11.75	02/10/36	03/09/04	761,566	245,529	0.2
Resix Finance Limited Credit-Linked Notes Series 2004-C, Class B7	3.75	09/10/36	09/23/04	1,383,877	318,292	0.2
Resix Finance Limited Credit-Linked Notes Series 2003-D, Class B7	6.00	12/10/35	11/19/03	1,630,521	841,186	0.5
Resix Finance Limited Credit-Linked Notes Series 2003-CB1, Class B8	7.00	06/10/35	12/22/04	1,158,231	690,674	0.4
Resix Finance Limited Credit-Linked Notes Series 2005-C, Class B7	3.35	09/10/37	09/09/05	3,760,727	263,251	0.2
Resix Finance Limited Credit-Linked Notes Series 2006-C, Class B11	7.52	07/15/38	09/14/06	992,435	39,697	0.0
Resix Finance Limited Credit-Linked Notes Series 2006-C, Class B12	9.52	07/15/38	09/14/06	1,641,652	82,083	0.1
Washington Mutual Series 2005-AR2, Class B11	1.47	01/25/45	01/20/05	381,781	1,272	0.0

					$10,344,365	6.3%

Item 2. Controls and Procedures.

(a) The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s Disclosure Controls and Procedures are effective, based on their evaluation of such Disclosure Controls and Procedures as of a date within 90 days of the filing of this report on Form N-Q.

(b) As of the date of filing this Form N-Q, the Registrant’s principal executive officer and principal financial officer are aware of no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect the Registrant’s internal control over financial reporting.

Item 3. Exhibits

(a) Certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

HELIOS STRATEGIC MORTGAGE INCOME FUND, INC.

By:	/s/ John J. Feeney, Jr.
John J. Feeney, Jr. Principal Executive Officer

Date: October 14, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ John J. Feeney, Jr.
John J. Feeney, Jr. Principal Executive Officer

Date: October 14, 2009

By:	/s/ Steven M. Pires
Steven M. Pires Treasurer and Principal Financial Officer

Date: October 14, 2009